Debt - Rural Utilities Service Guaranteed Loans (Details) - Long-term debt - FFB - Rural Utilities Service Guaranteed Loans - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Dec. 31, 2022
Debt
Advances received on loans		$ 234,681	$ 317,245
Subsequent Event
Debt
Advances received on loans	$ 15,431